INCOME TAXES (Schedule of Effective Income Tax Rate) (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Effective income tax rate:
PRC Enterprise Income Tax	25.00%	25.00%	25.00%
Preferential income tax rate of a subsidiary	(10.00%)	(11.00%)	(14.00%)
Effect of different reversal rate			5.00%
R&D Super deduction		(1.00%)	(3.00%)
Different tax rate in other jurisdictions		4.00%	12.00%
Dividend withholding tax (Percentage)	1.00%
Effective tax rate	16.00%	17.00%	25.00%